Income Taxes - Schedule of Components Of Provision For Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.					$ 0	$ 0
State and local					1	1
Foreign					1,936
Total current					1,937	1
U.S.					0	0
Total deferred					0	0
Total provision for income taxes	$ 305	$ 129	$ 378	$ 1,716	$ 1,937	$ 1